Income Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Excess advertising expense	$ 47,503	$ 842,295
Deferred Intangible assets amortization		25,790
Net operating loss carrying forward	1,049,699	1,052,209
Share-based compensation	186,497	178,764
Changes in fair value of short-term investments		50,502
Downward adjustments in investments in an equity security		13,733
Lease liabilities	109,499	71,024
Others	26,727	51,817
Less: Deferred tax liability	(346,059)	(81,910)
Less: Valuation allowance on deferred tax assets	(715,989)	(339,495)
Deferred tax assets, net	357,878	1,864,729
Deferred tax liability
Software acquired in business combination		208,200
Changes in fair value of short-term investments	137,546
Upward adjustments in investments in an equity security	3,333
Right-of-use assets	114,666	81,910
Unbilled revenue	218,764
Less: Deferred tax assets	(346,059)	(81,910)
Deferred tax liability, net	$ 128,250	$ 208,200